Goodwill and Impairment Review of Goodwill - Summary Of Reconciliation of Changes in Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Opening balance	$ 433	$ 498
Impairment	0	(65)
Currency translation effects	(11)	0
Closing balance	$ 422	$ 433